GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA (Schedule of major customer data as a percentage of total revenues) (Details) (Revenue, Customer concentration)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Customer A [Member]
Major customer data as a percentage of total revenues [Line items]
Concentration risk (as a percent)		[1]	[1]	24.00%
Customer B [Member]
Major customer data as a percentage of total revenues [Line items]
Concentration risk (as a percent)		[1]	[1]	18.00%
Customer C [Member]
Major customer data as a percentage of total revenues [Line items]
Concentration risk (as a percent)	15.00%		[1]	13.00%
Customer D [Member]
Major customer data as a percentage of total revenues [Line items]
Concentration risk (as a percent)				10.00%

[1]	Less than 10%